Note 12 - Additional Information on the Consolidated Statements of Net Loss and Comprehensive Loss (Tables)	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of supplemental information of comprehensive income (loss) [text block]
	2018	2017	2016
Included in research and development expenses:
Employee benefits expense	6,530,389	$4,475,640	$2,352,591
Depreciation of property and equipment	11,602	$16,879	$20,544
Rent expense	466,604	$444,427	$360,565
Included in general and administrative expenses:
Employee benefits expense	6,950,520	$3,759,584	$1,677,808
Depreciation of property and equipment	7,206	$8,418	$14,511
Amortization of intangible assets	193,472	$179,392	$137,526
Rent expense	182,804	$120,261	$132,110